Apr. 02, 2020
Direxion Russell Small Over Large Cap ETF
Direxion Russell Small Over Large Cap ETF
DIREXION SHARES ETF TRUST

PortfolioPlus S&P 500® ETF (PPLC)
PortfolioPlus S&P® Small Cap ETF (PPSC)
PortfolioPlus S&P® Mid Cap ETF (PPMC)
PortfolioPlus Emerging Markets ETF (PPEM)
PortfolioPlus Developed Markets ETF (PPDM)
PortfolioPlus Real Estate ETF
PortfolioPlus 20+ Year Treasury ETF (PPTR)
Direxion Russell 1000® Value Over Growth ETF (RWVG)
Direxion Russell 1000® Growth Over Value ETF (RWGV)
Direxion Russell Large Over Small Cap ETF (RWLS)
Direxion Russell Small Over Large Cap ETF (RWSL)
Direxion MSCI USA Cyclicals Over Defensives ETF (RWCD)
Direxion MSCI USA Defensives Over Cyclicals ETF (RWDC)
Direxion MSCI Emerging Over Developed Markets ETF (RWED)
Direxion MSCI Developed Over Emerging Markets ETF (RWDE)
Direxion FTSE Russell US Over International ETF (RWUI)
Direxion FTSE Russell International Over US ETF (RWIU)

Direxion MSCI USA ESG - Leaders vs. Laggards ETF (ESNG)
Direxion S&P 500® High minus Low Quality ETF (QMJ)
Direxion Daily S&P 500® Bear 1X Shares (SPDN)
Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)
Direxion Daily CSI 300 China A Share Bear 1X Shares (CHAD)
Direxion Daily Small Cap Bear 1X Shares
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Direxion Daily CSI China Internet Index Bear 1X Shares
Direxion Daily MSCI Real Estate Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares (SPUU)
Direxion Daily Small Cap Bull 2X Shares (SMLL)
Direxion Daily CSI 300 China A Share Bull 2X Shares (CHAU)
Direxion Daily CSI China Internet Index Bull 2X Shares (CWEB)
Direxion Daily Robotics, Artificial Intelligence &
Automation Index Bull 2X Shares

(the “Funds”)

Supplement dated April 2, 2020 to the

Summary Prospectuses and Prospectuses

Effective immediately, the following risk is added to the Summary Prospectuses and summary section of the Prospectuses for the Funds:

Market Disruption Risk– Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain short exposure to securities, and the Fund’s sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value and bid-ask spreads in the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund’s Index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

For more information, please contact the Funds at (866) 476-7523. Please retain this Supplement with your Summary Prospectus and Prospectus.